Financial risk management and financial instruments - Commodity Price Risk (Details) - $ / bbl	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Maximum
Financial risk management and financial instruments
Dated Brent Crude price	137.64	76.44
Average
Financial risk management and financial instruments
Dated Brent Crude price	92.06	54.20
Minimum
Financial risk management and financial instruments
Dated Brent Crude price	66.17	36.21